Acquisition costs and other expenditure - Fair value of options and awards (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2019 GBP (£) Y £ / shares	Oct. 31, 2019 GBP (£) Y £ / shares	Dec. 31, 2019 GBP (£) entity £ / shares	Dec. 31, 2018 GBP (£) Y £ / shares	Dec. 31, 2017 GBP (£) Y £ / shares
Share-based payment
Weighted average fair value at grant date					£ 16.12
Basis for risk-free interest rate - government bond term one			2 years
Basis for risk-free interest rate - government bond term two			3 years
Basis for risk-free interest rate - government bond term three			5 years
Dividend yield period			12 months
Estimated dividend yields			£ 750,000,000
Volatility assumption - number of competitors in basket | entity			12
Volatility assumption - average volatility for basket of competitors (as a percent)			23.10%	21.32%	22.93%
Volatility assumption - period of correlations for basket of competitors			3 years
Prudential LTIP (TSR)
Share-based payment
Expected volatility (as a percent)			22.14%	24.03%	23.17%
Risk-free interest rate (as a percent)			0.97%	1.19%	0.62%
Weighted average share price at grant date | £ / shares			£ 16.07	£ 17.46	£ 16.80
Weighted average fair value at grant date				£ 6.64	£ 8.30
Weighted-average fair value at grant date			£ 6.32
SAYE options
Share-based payment
Dividend yield (as a percent)	2.10%	3.66%		2.52%	2.85%
Expected volatility (as a percent)	23.92%	25.58%		21.09%	20.15%
Risk-free interest rate (as a percent)	1.60%	0.31%		0.97%	0.56%
Expected option life | Y	3.47	3.96		3.94	3.49
Weighted average exercise price | £ / shares	£ 11.18	£ 11.12		£ 13.94	£ 14.55
Weighted average share price at grant date | £ / shares	£ 13.77	£ 13.94		£ 16.64	£ 17.74
Weighted average fair value at grant date		£ 2.90
Weighted-average fair value at grant date	£ 3.35			£ 3.29	£ 3.29
Other awards
Share-based payment
Weighted-average fair value at grant date				£ 15.39	£ 17.04